Deposits, Prepayments and Other Current Assets, Net	12 Months Ended
Dec. 31, 2025
Deposits, Prepayments and Other Current Assets, Net [Abstract]
Deposits, Prepayments and Other Current Assets, net

4. Deposits, Prepayments and Other Current Assets, net

Prepaid expenses and other current assets consisted of the following

	As of December 31, 2024	As of December 31, 2025
	US$	US$
Deposits for office spaces leases	91	61
Advance to vendors(i)	1,015	1
Deductible VAT tax	688	1,020
Other current assets(ii)	88	83
Deposits, prepayments and other current assets, cost	1,882	1,165
Deposits, prepayments and other current assets, net	1,882	1,165

(i)	Advance to vendors mainly consists of advance payments to suppliers of cooling containers. All such containers were delivered in 2025.

(ii)	Other current assets mainly consist of the advance payment to the power supplier in connection with the Company’s self-mining and tax refund.